Accrued Expenses - Related Parties and Other	12 Months Ended
Jun. 30, 2019
Accrued Expenses - Related Parties and Other
6. Accrued Expenses - Related Parties and Other

Accrued expenses consisted of the following (rounded to nearest thousand):

	June 30, 2019	June 30, 2018

Accrued research and development consulting fees	$40,000	$208,000
Accrued rent (Note 9) - related parties	8,000	10,000
Accrued interest (Note 10) - related parties	37,000	48,000

Total	$85,000	$266,000